Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss and other comprehensive income
Revenue	$ 413,096,606	$ 270,972,421	$ 168,998,225
Operating expenses
Commissions	(5,757,159)	(3,382,419)	(2,229,156)
Voyage expenses	(109,559,239)	(74,086,221)	(45,006,762)
Vessel operating expenses	(41,742,285)	(35,740,460)	(40,695,997)
Management fees - related party	(4,599,000)	(4,381,200)	(5,425,200)
Depreciation and amortization	(40,382,628)	(37,962,924)	(38,666,266)
General and administrative expenses	(9,933,373)	(5,296,523)	(5,094,940)
Impairment loss on classification of vessels as held for sale			(3,932,873)
Net gain on disposal of vessels			4,076,668
Operating profit	201,122,922	110,122,674	32,023,699
Other income / (expenses)
Interest income	4,104,564	721,528	3,470
Interest expense and other finance costs	(61,179,066)	(38,081,975)	(36,465,423)
Unrealized gain, net on derivatives	229,373	45,960	4,156,933
Realized gain/(loss), net on derivatives	300,262	11,436,481	(558,916)
Foreign exchange gain/(loss)	672,969	315,327	(62,662)
Total other income/(expenses)	(55,871,898)	(25,562,679)	(32,926,598)
Profit/(loss) for the year	145,251,024	84,559,995	(902,899)
Items that will not be reclassified to profit or loss:
Re-measurement of post-employment benefit obligations	(1,302)	(2,456)	(203)
Total comprehensive (loss)/income for the year	145,249,722	84,557,539	(903,102)
Attributable to the owners of the Group	$ 145,249,722	$ 84,557,539	$ (903,102)
Earnings/(loss) per share - basic	$ 4.51	$ 2.63	$ (0.03)
Earnings/(loss) per share - diluted	$ 4.51	$ 2.63	$ (0.03)
Weighted average no. of shares - basic	32,194,108	32,202,394	32,372,393
Weighted average no. of shares - diluted	32,194,108	32,202,394	32,372,393